CHANGES IN EQUITY - Carrying Value Adjustments (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
At January 1, 2022	R$ 84,017.6	R$ 75,151.2	R$ 62,556.0
Gains/(losses) on the translation of foreign operations	(6,863.2)	2,558.0	7,686.2
Cash flow hedges	(318.7)	481.3	101.4
Actuarial gains/(losses)	470.7	340.0	(258.0)
Total comprehensive income	8,180.0	16,501.9	19,261.5
Gains/(losses) on controlling interest	(3.1)	(37.6)	0.9
Tax on deemed dividends	6.2	1.7	5.9
Reversal of effects of the revaluation of property, plant and equipment based on the predecessor basis of accounting
At December 31, 2022	83,327.8	84,017.6	75,151.2
Carrying value adjustments, translation reserves [member]
IfrsStatementLineItems [Line Items]
At January 1, 2022	13,526.2	11,076.5	3,583.4
Gains/(losses) on the translation of foreign operations	(6,772.2)	2,449.7	7,493.1
Cash flow hedges	(0.0)	(0.0)	(0.0)
Actuarial gains/(losses)	(0.0)	(0.0)	(0.0)
Total comprehensive income	(6,772.2)	2,449.7	7,493.1
Options granted on subsidiaries		(0.0)	(0.0)
Gains/(losses) on controlling interest	(0.0)	(0.0)	(0.0)
Tax on deemed dividends	(0.0)	(0.0)	(0.0)
Reversal of effects of the revaluation of property, plant and equipment based on the predecessor basis of accounting	(0.0)	(0.0)	(0.0)
At December 31, 2022	6,754.0	13,526.2	11,076.5
Carrying value adjustments, cash flow hedge [member]
IfrsStatementLineItems [Line Items]
At January 1, 2022	1,225.3	744.5	645.1
Gains/(losses) on the translation of foreign operations	(0.0)	(0.0)	(0.0)
Cash flow hedges	(316.7)	480.8	99.4
Actuarial gains/(losses)	(0.0)	(0.0)	(0.0)
Total comprehensive income	(316.7)	480.8	99.4
Options granted on subsidiaries		(0.0)	(0.0)
Gains/(losses) on controlling interest	(0.0)	(0.0)	(0.0)
Tax on deemed dividends	(0.0)	(0.0)	(0.0)
Reversal of effects of the revaluation of property, plant and equipment based on the predecessor basis of accounting	(0.0)	(0.0)	(0.0)
At December 31, 2022	908.6	1,225.3	744.5
Carrying value adjustments, actuarial gains/losses [member]
IfrsStatementLineItems [Line Items]
At January 1, 2022	(1,131.5)	(1,473.3)	(1,221.0)
Gains/(losses) on the translation of foreign operations	(0.0)	(0.0)	(0.0)
Cash flow hedges	(0.0)	(0.0)	(0.0)
Actuarial gains/(losses)	466.5	341.8	(252.3)
Total comprehensive income	466.5	341.8	(252.3)
Options granted on subsidiaries		(0.0)	(0.0)
Gains/(losses) on controlling interest	(0.0)	(0.0)	(0.0)
Tax on deemed dividends	(0.0)	(0.0)	(0.0)
Reversal of effects of the revaluation of property, plant and equipment based on the predecessor basis of accounting	(0.0)	(0.0)	(0.0)
At December 31, 2022	(665.0)	(1,131.5)	(1,473.3)
Carrying value adjustments, put option granted on subsidiary [member]
IfrsStatementLineItems [Line Items]
At January 1, 2022	(6.9)	(5.0)	(50.2)
Gains/(losses) on the translation of foreign operations	(0.0)	(0.0)	(0.0)
Cash flow hedges	(0.0)	(0.0)	(0.0)
Actuarial gains/(losses)	(0.0)	(0.0)	(0.0)
Total comprehensive income	(0.0)	(0.0)	(0.0)
Options granted on subsidiaries		(1.9)	45.2
Gains/(losses) on controlling interest	(0.0)	(0.0)	(0.0)
Tax on deemed dividends	(0.0)	(0.0)	(0.0)
Reversal of effects of the revaluation of property, plant and equipment based on the predecessor basis of accounting	(0.0)	(0.0)	(0.0)
At December 31, 2022	(6.9)	(6.9)	(5.0)
Carrying value adjustments, gains (losses) of non-controlling interest's share [member]
IfrsStatementLineItems [Line Items]
At January 1, 2022	(121.5)	(73.6)	14.5
Gains/(losses) on the translation of foreign operations	(0.0)	(0.0)	(0.0)
Cash flow hedges	(0.0)	(0.0)	(0.0)
Actuarial gains/(losses)	(0.0)	(0.0)	(0.0)
Total comprehensive income	(0.0)	(0.0)	(0.0)
Options granted on subsidiaries		(0.0)	(82.6)
Gains/(losses) on controlling interest	(2.8)	(46.2)	0.4
Tax on deemed dividends	(6.2)	(1.7)	(5.9)
Reversal of effects of the revaluation of property, plant and equipment based on the predecessor basis of accounting	(0.0)	(0.0)	(0.0)
At December 31, 2022	(130.5)	(121.5)	(73.6)
Carrying value adjustments, business combination [member]
IfrsStatementLineItems [Line Items]
At January 1, 2022	156.1	156.1	156.1
Gains/(losses) on the translation of foreign operations	(0.0)	(0.0)	(0.0)
Cash flow hedges	(0.0)	(0.0)	(0.0)
Actuarial gains/(losses)	(0.0)	(0.0)	(0.0)
Total comprehensive income	(0.0)	(0.0)	(0.0)
Options granted on subsidiaries		(0.0)	(0.0)
Gains/(losses) on controlling interest	(0.0)	(0.0)	(0.0)
Tax on deemed dividends	(0.0)	(0.0)	(0.0)
Reversal of effects of the revaluation of property, plant and equipment based on the predecessor basis of accounting	(0.0)	(0.0)	(0.0)
At December 31, 2022	156.1	156.1	156.1
Carrying value adjustments, accounting adjustments for transactions between shareholders [member]
IfrsStatementLineItems [Line Items]
At January 1, 2022	(75,426.0)	(75,414.2)	(75,402.4)
Gains/(losses) on the translation of foreign operations	(0.0)	(0.0)	(0.0)
Cash flow hedges	(0.0)	(0.0)	(0.0)
Actuarial gains/(losses)	(0.0)	(0.0)	(0.0)
Total comprehensive income	(0.0)	(0.0)	(0.0)
Options granted on subsidiaries		(0.0)	(0.0)
Gains/(losses) on controlling interest	(0.0)	(0.0)	(0.0)
Tax on deemed dividends	(0.0)	(0.0)	(0.0)
Reversal of effects of the revaluation of property, plant and equipment based on the predecessor basis of accounting	(118.0)	(11.8)	(11.8)
At December 31, 2022	(75,437.8)	(75,426.0)	(75,414.2)
Carrying Value Adjustments [Member]
IfrsStatementLineItems [Line Items]
At January 1, 2022	(61,778.3)	(64,989.0)	(72,274.5)
Gains/(losses) on the translation of foreign operations	(6,772.2)	2,449.7	7,493.1
Cash flow hedges	(316.7)	480.8	99.4
Actuarial gains/(losses)	466.5	341.8	(252.3)
Total comprehensive income	(6,622.4)	3,272.3	7,340.2
Gains/(losses) on controlling interest	(2.8)	(46.2)	0.4
Tax on deemed dividends	6.2	1.7	5.9
Reversal of effects of the revaluation of property, plant and equipment based on the predecessor basis of accounting	(11.8)	(11.8)	(11.8)
At December 31, 2022	(68,421.5)	(61,778.3)	(64,989.0)
Carrying Value Adjustment [Member]
IfrsStatementLineItems [Line Items]
Gains/(losses) on the translation of foreign operations	(6,772.2)	2,449.7	7,493.1
Cash flow hedges	(316.7)	480.8	99.4
Actuarial gains/(losses)	466.5	341.8	(252.3)
Total comprehensive income	(6,622.4)	3,272.3	7,340.2
Options granted on subsidiaries		(1.9)	(37.4)
Gains/(losses) on controlling interest	(2.8)	(46.2)	0.4
Tax on deemed dividends	(6.2)	(1.7)	(5.9)
Reversal of effects of the revaluation of property, plant and equipment based on the predecessor basis of accounting	R$ (11.8)	R$ (11.8)	R$ (11.8)